Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Going Concern [Abstract]
Going Concern Disclosure [Text Block]

NOTE 2:	Going Concern

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, and do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern. The Company has suffered recurring net losses since inception, has an accumulated deficit at March 31, 2013 and does not have sufficient working capital for its planned activities, which raises substantial doubt about its ability to continue as a going concern.

Continuation of the Company as a going concern is dependent upon the ability of the Company to obtain additional working capital and attain profitable operations. Management of the Company has developed a strategy which it believes will accomplish this objective through short-term loans from related parties and additional equity investments, which should enable the Company to continue its operations for the coming year.

NOTE 2 – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The company has generated recurring losses since inceptions, has an accumulated deficit at December 31, 2012 and does not have sufficient working capital for its planned activities. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Continuation of the Company as a going concern is dependent upon obtaining additional working capital. The management of the Company has developed a strategy, which it believes will accomplish this objective through short-term loans from related parties and additional equity investments, which will enable the Company to continue operations for the coming year. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability of the Company to obtain necessary equity financing to continue operations, and the attainment of profitable operations.